Net Loss Per Share - Summary of Basic and Diluted net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to common shareholders-basic and diluted	$ (26,709)	$ (15,882)	$ (117,320)	$ (55,005)
Denominator
Weighted average common shares outstanding-basic and diluted	456,495,288	78,826,075	209,895,135	75,414,888
Net loss per share attributable to common stockholders-basic and diluted	$ (0.06)	$ (0.2)	$ (0.56)	$ (0.73)